Investments Accounted for Using Equity Method (Details) - HKD ($)	Aug. 21, 2025	Nov. 15, 2024
Investments Accounted for Using Equity Method [Line Items]
Percentage shares of joint ventures		60.00%
Alpha DeepMind [Member]
Investments Accounted for Using Equity Method [Line Items]
Subscription shares	1,110
Mr. Choy Kwan Yin [Member]
Investments Accounted for Using Equity Method [Line Items]
Subscription price value	$ 500,000